Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenue:
Total revenues		$ 2,328,172	$ 2,029,269
Operating expenses:
Staff costs and employee benefits		(1,071,725)	(675,932)
Rental and office expenses (inclusive of rental expenses from a related party at $81,809 and $16,350 for the year ended December 31, 2025 and 2024 respectively)		(246,000)	(265,134)
Professional fees		(1,547,020)	(80,650)
Research and development		(8,955,908)
Depreciation expenses		(8,052)	(8,575)
Other administrative		(252,064)	(16,338)
Total operating expenses		(12,080,769)	(1,046,629)
(Loss) income from operations		(9,752,597)	982,640
Other income
Interest income		7,955	1,097
Loan interest income		107,703
Gain on short-term investment			3,423
Total other income		115,658	4,520
Income (Loss) before income taxes		(9,636,939)	987,160
Income tax (benefit) expenses		(49,104)	120,391
Net (loss) income		(9,587,835)	866,769
Other comprehensive income
Foreign currency translation adjustment		2,492	(312)
Comprehensive (loss) income		$ (9,585,343)	$ 866,457
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	5,814,832	4,003,534
Diluted (in Shares)	[1]	5,814,832	4,003,534
(Loss) Earnings per share
Basic (in Dollars per share)	[1]	$ (1.65)	$ 0.22
Diluted (in Dollars per share)	[1]	$ (1.65)	$ 0.22
Management consulting services
Revenue:
Revenues		$ 1,227,937	$ 594,878
Management consulting services-related parties
Revenue:
Revenues		721,877	779,840
Fund subscription
Revenue:
Revenues			637,777
Fund management
Revenue:
Revenues		$ 378,358	$ 16,774

[1]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).